Shareholder Report, Average Annual Return (Details) 195392_Muzinich Flexible U.S. High Yield income Fund_Supra Institutional Class_TSR Annual {Supra Institutional Class}	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class (without sales charge)
Average Annual Return, Percent	8.27%	3.42%	4.96%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.75%
ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year BB-B US Cash Pay High Yield Constrained Total Return Index
Average Annual Return, Percent	7.82%	5.02%	5.68%
ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA BB-B U.S.Cash Pay High Yield Constrained Index (USD)
Average Annual Return, Percent	8.76%	4.15%	5.89%